Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of the compnay's total lease costs
	Year ended December 31,	Year ended December 31,
	2020	2019
	(U.S. Dollars in thousands)	(U.S. Dollars In thousands)
Operating lease cost:
Fixed payments	276	25
Short-term lease cost	65	112
Total operating lease cost	341	137

Schedule of supplemental cash flow information related to operating leases
	Year ended December 31,	Year ended December 31,
	2020	2019
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	169	25

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	1,085	548

Schedule of supplemental balance sheet information
	December 31,	December 31,
	2020	2019
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Operating leases:
Operating lease right-of-use assets	1,359	526

Current maturities of operating leases	519	140
Non-current operating leases	923	386
Total operating lease liabilities	1,442	526

	December 31,	December 31,
	2020	2019
Weighted average remaining lease term
Operating leases	2.67	3.96

Weighted average discount rate
Operating leases	5.83%	5.6%

Schedule of maturities of operating lease liabilities
December 31,
2020
(U.S. Dollars in thousands)

2020	-
2021	588
2022	588
2023	382
2024 and thereafter	-
Total operating lease payments	1,558
Less: imputed interest	116
Present value of lease liabilities	1,442